Personnel benefits	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
Personnel benefits	Personnel benefits

	2024	2023	2022
Salaries	270,391,806	271,389,903	253,894,573
Other short term personnel benefits	91,948,192	144,103,066	93,721,521
Social security charges	82,507,767	89,005,696	79,654,038
Personnel compensations and rewards	54,648,857	16,701,397	19,339,816
Personnel services	12,956,731	11,187,606	10,254,525
Termination benefits	1,129,772	1,040,558	1,520,650
Fees to Bank Directors and Supervisory Committee	705,742	716,884	778,426
Other long term benefits	2,012,172	6,844,026	2,587,518
TOTAL	516,301,039	540,989,136	461,751,067